Long-term Debt - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 20, 2018	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		$ 945,975	$ 945,975	$ 8,422
Transaction costs directly attributable to issuance of notes			16,380
Convertible Senior Notes at 4.25% Interest with Semi-Annual Interest Payments Due July 15, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		$ 835,704	$ 835,704
Interest, prime rate	4.25%	4.25%	4.25%
Borrowings, maturity	July 15, 2023		Jul. 15, 2023
Convertible Senior Notes at 4.25% Interest with Semi-Annual Interest Payments Due July 15, 2023 | Principal Amount
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 600,000	$ 600,000	$ 600,000
Convertible Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Description of conversion of debt to equity			The notes will be convertible, at the holder’s option, at a conversion rate of 20.7577 common shares for every $1 principal amount of notes (equal to an initial conversion price of approximately $48.18 per common share), subject to adjustments in certain events.
Conversion rate in common shares for every $1 of principal amount of notes			$ 20.7577
Convertible senior notes, conversion price per share			$ 48.18
Borrowings, conversion of the notes			(i) the market price of the Company common shares for at least 20 trading days during a period of 30 consecutive trading days ending on the last trading day of the preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day, (ii) during the 5 business day period after any consecutive 5 trading day period (the “measurement period”) in which the trading price per $1 principal amount of the notes for each trading day in the measurement period was less than 98% of the product of the last reported sales price of the Company’s common shares and the conversion rate on each such trading day, (iii) the notes are called for redemption or (iv) upon occurrence of certain corporate events (“Fundamental Change”).
Conversion price rate			130.00%
Transaction costs directly attributable to issuance of notes			$ 16,380
Change in fair value of notes		235,704	235,704
Accrued contractual interest		5,454	$ 5,454
Convertible Senior Notes | Maximum
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate			98.00%
Alberta Treasury Board Financing
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		95,000	$ 95,000
Borrowings, maturity			October 31, 2021
Interest, prime rate			prime plus 1.0%
Borrowings, principal payments		$ 2,500